Consolidated Balance Sheet - GBP (£) £ in Millions	Jun. 30, 2018	Dec. 31, 2017
Assets
Cash and balances at central banks	£ 21,342	£ 32,771
Trading assets	19,158	30,555
Derivative financial instruments	3,871	19,942
Other financial assets at fair value through profit or loss	3,224	2,096
Loans and advances to banks	2,892	3,466
Loans and advances to customers	201,260	199,332
Reverse repurchase agreements - non trading	13,611	2,614
Financial investments	20,986	17,611
Interests in other entities	80	73
Intangible assets	1,783	1,742
Property, plant and equipment	1,705	1,598
Current tax assets	47	0
Retirement benefit assets	868	449
Other assets	2,908	2,511
Assets held for sale	22,890	0
Total assets	316,625	314,760
Liabilities
Deposits by banks	15,663	12,708
Deposits by customers	173,395	176,919
Repurchase agreements - non trading	17,447	1,578
Trading liabilities	8,375	31,109
Derivative financial instruments	1,680	17,613
Financial liabilities designated at fair value	1,238	2,315
Debt securities in issue	54,219	48,860
Subordinated liabilities	3,758	3,793
Other liabilities	2,857	2,728
Provisions	504	558
Current tax liabilities	0	3
Deferred tax liabilities	160	88
Retirement benefit obligations	108	286
Liabilities held for sale	20,658	0
Total liabilities	300,062	298,558
Equity
Share capital	7,060	7,060
Other equity instruments	2,041	2,041
Retained earnings	6,859	6,399
Other reserves	190	301
Total shareholders' equity	16,150	15,801
Non-controlling interests	413	401
Total equity	16,563	16,202
Total liabilities and equity	£ 316,625	£ 314,760